Contingencies - Additional Information (Detail) $ in Millions			12 Months Ended
	Jun. 01, 2014 USD ($)	Mar. 25, 2014 USD ($)	Dec. 31, 2015 USD ($) Manufacturers_Distributors Complaints Defendant	Nov. 24, 2015 USD ($)	Dec. 31, 2014 USD ($)
Loss Contingencies [Line Items]
Accrual for environmental loss contingencies, gross			$ 21.1		$ 27.2
Accrued environmental loss contingencies, current			9.7		11.3
Accrued environmental loss contingencies, noncurrent			$ 11.4		$ 15.9
Northern District of Illinois [Member]
Loss Contingencies [Line Items]
Steel manufacturers, number of manufacturers | Manufacturers_Distributors			8
Additional complaints being filed in July and December of 2010 | Complaints			2
Complaints that are dismissed | Complaints			2
Defendants that have reached court approved settlements with the plaintiffs | Defendant			5
Southern District of Texas [Member]
Loss Contingencies [Line Items]
Damages against all defendants jointly and severally	$ 160.8	$ 52.0
Practical estimable exposure			$ 0.0	$ 40.0